Inventory (Tables)	9 Months Ended
Sep. 30, 2022
Inventory
Schedule of inventory

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Work in progress	286	83
Finished goods	308	263
Total Inventory	594	346